Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000002883
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class AAA
C000002885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class C
Average Annual Return, Percent	19.55%	0.81%	4.88%
C000034314
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class I
C000002882
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class A
Average Annual Return, Percent	14.52%	0.37%	5.04%
Without Sales Load [Member] | C000002883
Average Annual Return [Line Items]
Average Annual Return, Percent	21.84%	2.61%	6.54%
Without Sales Load [Member] | C000002885
Average Annual Return [Line Items]
Average Annual Return, Percent	20.55%	0.81%	4.88%
Without Sales Load [Member] | C000034314
Average Annual Return [Line Items]
Average Annual Return, Percent	22.12%	2.86%	7.03%
Without Sales Load [Member] | C000002882
Average Annual Return [Line Items]
Average Annual Return, Percent	21.51%	1.57%	5.67%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.89%	9.47%	8.72%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.89%	9.47%	8.72%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.89%	9.47%	8.72%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.89%	9.47%	8.72%
MSCI EAFE Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.12%	4.76%	7.80%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	23.36%	4.51%	7.07%
MSCI EAFE Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.12%	4.76%	7.80%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	23.36%	4.51%	7.07%
MSCI EAFE Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.12%	4.76%	7.80%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	23.36%	4.51%	7.07%
MSCI EAFE Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.12%	4.76%	7.80%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	23.36%	4.51%	7.07%